SHORT-TERM BORROWINGS AND LONG-TERM INDEBTEDNESS - Additional Information (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Debt Instrument [Line Items]
Weighted average interest rate on short term bank borrowings	13.70%	13.70%	2.00%
Borrowing capacity currently available under the credit facility	$ 186,341	¥ 15,280,000	¥ 14,588,000